Property, plant and equipment Disclosure NBV of Right of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 60.2	€ 49.0
Additions to right-of-use assets	8.1
Acquisitions through business combinations,	19.0
Land and buildings [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	44.8	38.5
Property, plant and equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	15.3	10.3
Computer equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 0.1	€ 0.2